BUSINESS DESCRIPTION (Details Textual)			1 Months Ended	12 Months Ended
	Jul. 30, 2021	Sep. 28, 2018 USD ($) $ / shares shares	Jan. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 05, 2017 shares	Jul. 30, 2017 $ / shares shares	Feb. 24, 2017 USD ($) $ / shares shares	Dec. 20, 2016	Feb. 26, 2015
Common Stock, Shares Authorized				100,000,000	100,000,000		100,000,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares, Issued				14,333,334	14,333,334	13,333,334
Common Stock, Value, Issued | $				$ 14,333	$ 14,333
Common Stock, Shares, Outstanding				14,333,334	14,333,334	13,333,334
Stock Issued During Period, Shares, New Issues		14,333,334		1,000,000
Stock Issued During Period, Value, New Issues | $			$ 80,000
Payments for Repurchase of Initial Public Offering | $			906
Proceeds from Issuance Initial Public Offering | $			$ 79,094
Common Stock
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.001
Common Stock, Shares, Issued		1,000,000
Common Stock, Value, Issued | $		$ 14,333,334
Shares Issued, Price Per Share | $ / shares		$ 0.08
Stock Issued During Period, Shares, New Issues		14,333,334
Stock Split ratio	0.0005
Jinxuan Coking Coal Ltd [Member]
Common Stock, Shares Authorized								50,000
Common Stock, Par or Stated Value Per Share | $ / shares								$ 1
Common Stock, Shares, Issued								50,000
Common Stock, Value, Issued | $								$ 50,000
Shanxi Jinxuan [Member]
Percentage of ownership				100.00%
Shanxi Jinxuan [Member] | Beijing Jinxuan [Member]
Percentage of ownership										100.00%
Shanxi Jinxuan [Member] | Four Individuals Including Mr.Guo [Member]
Percentage of ownership									100.00%